Expenses - Summary of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense By Function [Abstract]
Selling and Marketing expenses	€ 24,978	€ 26,086	€ 20,448
Research and Development expenses	35,672	34,387	29,616
General and Administrative expenses	88,946	85,747	62,502
Total Expenses	€ 149,596	€ 146,220	€ 112,566